COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)								1 Months Ended										3 Months Ended		12 Months Ended
	Jun. 13, 2022	Jun. 04, 2018	Mar. 05, 2018	Dec. 07, 2017	Aug. 04, 2017	Aug. 02, 2017	May 09, 2009	Jul. 31, 2022	Jul. 27, 2022	Feb. 21, 2019	Aug. 31, 2018	Dec. 18, 2017	Aug. 24, 2017	Oct. 31, 2016	Nov. 30, 2015	Sep. 30, 2015	Jul. 31, 2014	Jul. 31, 2022	Jul. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	Aug. 26, 2022	Feb. 05, 2019
Processing fee																				$ 8
Final payment balance																				2,200
State income taxes payable																				110,154	$ 110,154
Accrual for taxes, penalties and interest owed to IRS and the State of Delaware from the tax year ending April 30, 2007								$ 289,924										$ 289,924		283,983	261,087
Accounts payable																				173,821
Owed settlement paid																				441
Monthly payables								$ 401,369										$ 401,369		$ 361,400	$ 261,289
Payment upon the execution of settlement		$ 153,016
Common stock, shares issued								604,029,492										604,029,492		527,327,424	419,562,102
Accounts payable								$ 2,984,412										$ 2,984,412		$ 1,740,655	$ 1,641,838
Interest expense																		478,237	$ 105,853	421,178	179,586
Shareholders Approval for Certificate of Amendment [Member]
Increasing share authorized																						2,000,000,000
Logo Design and Website developments Vendor [Member]
Cash payment by company								$ 70,000										$ 70,000
Number of days for payment								10 years
Payment upon the execution of settlement		$ 153,016
Issuance of share									1,000,000
Common stock par value									$ 0.001
Common stock, shares issued								1,000,000										1,000,000
Description of judgement amount									The Company did not make the $70,000 cash payment within the required timeframe and as a result, the vendor may resume collection under the judgment.
Internal Revenue Service (IRS) [Member]
Owed settlement paid																				441
Settlement amount																				13,785
Payment upon the execution of settlement															$ 2,757	$ 1,000
Payment of settlement															$ 1,757
Percentage of down payment on settlement amount														20.00%	20.00%
Payment of second installment of settlement																2,208
Payment of monthly installment of settlement														$ 2,205		$ 2,205
Application fee for OIC														186
Remaining Original OIC payment														$ 449						2,205
Accrued expenses																				1,764
Unpaid Taxe and Penalties [Member]
State income taxes payable								$ 110,154										$ 110,154		110,154
Accrual for taxes, penalties and interest owed to IRS and the State of Delaware from the tax year ending April 30, 2007								289,924										289,924		283,983
Law Firm Having Consent Of Judgement Against Company [Member] | Pending Litigation [Member]
Settlement of lawsuit paid																				166,129
Damages awarded in litigation matter from Consent of Judgement							$ 166,129
Stock issued as compensation for service, shares																	100,000
Price per share																	$ 0.05
Bankruptcy Trustee [Member] | Pending Litigation [Member]
Judgement Amount	$ 70,000												$ 70,000
Accrued expenses								$ 70,000										$ 70,000
Description of settlement judgement amount	The settlement required the Company to make a $12,500 cash payment which was made and as a result, the Company recognized a $57,500 settlement gain, recorded as a component of Other Income (Expense) for the three months ended July 31, 2022												The Company did not make the required payment within the timeframe and as a result, a judgment in the amount of $70,000 was entered against the Company
Settlement of lawsuit paid											$ 50,000
Settlement amount													$ 50,000
Judgement debt													$ 25,000
Logo Design and Website development Vendor [Member]
Payment upon the execution of settlement												$ 153,016
Accounts payable																				153,016	153,016
Logo Design and Website development Vendor [Member] | June 1, 2018 [Member]
Settlement additional payment																				30,000
Logo Design and Website development Vendor [Member] | Tranche [Member]
Periodic cash payments			$ 10,000		$ 127,000
Logo Design and Website development Vendor [Member] | Pending Litigation [Member]
Lawsuit claim amount					153,016
Common stock, shares value					26,016
Law suit claim received					$ 153,016
Investor Relations Vendor [Member] | Pending Litigation [Member]
Payment upon the execution of settlement				$ 153,000
Accounts payable																				$ 124,968	124,968
San Antonio [Member]
Lease Description																				The Company leases a 9,000 sq. ft. warehouse facility in San Antonio, TX to store approximately 30,000 items of football equipment for which the Company purchased on April 21, 2022
Common area maintenance expenses																				$ 2,012
Monthly payables																				7,412
Supplier Dispute [Member] | Football equipment [Member]
Accounts payable																				140,000	140,000
Attorney Lien [Member]
Accounts payable																				375,041	348,161
Legal fees						$ 243,034
Interest expense						$ 19,453														$ 26,880	$ 26,880
Interest rate per month																				1.00%
Third Party Consulting Firm [Member] | Master Services Agreement [Member]
Initial statement of work (SOW), amount																							$ 167,500
Initial signing amount payable upon execution of SOW																							25,000
Amount payable under agreement																							$ 15,000
Initial signing amount paid										$ 25,000
Description of legal claim										A legal firm representing the consulting firm contacted the Company and claimed that the Company owes $90,000 for services, which the Company disputes. The Company completed an analysis of services provided and believes that the $90,000 claim is significantly overstated. Based upon invoices that were provided by the consulting firm later, the Company has recorded $60,000 of accounts payable in the accompanying Balance Sheets at April 30, 2022